Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580063
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	Biora Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39334
Entity Tax Identification Number	27-3950390
Entity Address, Address Line One	4330 La Jolla Village Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(855)
Local Phone Number	293-2639
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PROG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false